Group companies (Tables)	12 Months Ended
Dec. 31, 2022
Investments accounted for using equity method [abstract]
Summary of Investment in Subsidiaries

Fully owned subsidiaries
10000 Champion Acquisition LLC (k) 24th Street Operator Sub, LLC (k) 36th Street IHG Sub, LLC (k) 426 Main Ave, LLC (k) 46 Nevins Street Associates, LLC (k) 2250 Blake Street Hotel, LLC (k)
Alpha Kimball Hotel, LLC (k)
Asia Pacific Holdings Limited (n)
Barclay Operating Corp. (cj)
BHMC Canada Inc. (o)
BHR Holdings B.V. (p)
BHR Pacific Holdings, Inc. (k)
BHTC Canada Inc. (o)
Blythswood Square Glasgow Hotel OpCo Ltd. (n)
BOC Barclay Sub, LLC (cj)
Bristol Oakbrook Tenant Company (k)
Cambridge Lodging, LLC (k)
Capital Lodging, LLC (k)
CECNY Land Holdings, LLC (k)
CF Irving Owner, LLC (k)
CF McKinney Owner, LLC (k)
Compañia Inter-Continental De Hoteles
El Salvador SA (n)
Crowne Plaza, LLC (k)
Cumberland Akers Hotel, LLC (k)
Dunwoody Operations, LLC (k)
Edinburgh George Street Hotel OpCo Ltd. (n)
Edinburgh IC Limited (cr)
EVEN Real Estate Holding, LLC (k)
General Innkeeping Acceptance Corporation (b) (l)
Grand Central Glasgow Hotel OpCo Limited (n)
Guangzhou SC Hotels Services Ltd. (t)
Hawthorne Land Holdings LLC (k)
H.I. Soaltee Management Company Ltd. (ac)
HC International Holdings, Inc. (w)
HH France Holdings SAS (x)
HH Hotels (EMEA) B.V. (p)
HH Hotels (Romania) SRL (y)
HIM (Aruba) NV (z)
Hoft Properties, LLC (k)
Holiday Hospitality Franchising, LLC (k)
Holiday Inn Mexicana S.A. de C.V. (ab)
Holiday Inns (China) Ltd. (ac)
Holiday Inns (Courtalin) Holding SAS (x)
Holiday Inns (Courtalin) SAS (x)
Holiday Inns (England) Limited (cy) (dissolved on 2
Feburary 2023)
Holiday Inns (Germany), LLC (l)
Holiday Inns (Jamaica) Inc. (l)
Holiday Inns (Middle East) Limited (ac)
Holiday Inns (Philippines), Inc. (l)
Holiday Inns (Saudi Arabia), Inc. (l)
Holiday Inns (Thailand) Limited (ac)
Holiday Inns (UK), Inc. (l)
Holiday Inns Crowne Plaza (Hong Kong), Inc. (l)
Holiday Inns Holdings (Australia) Pty Limited (aa)
Holiday Inns Inc. (k)
Holiday Inns Investment (Nepal) Limited (ac)
Holiday Inns of America (UK) Limited (cb)
Holiday Inns of Belgium N.V. (ad)
Holiday Pacific Equity Corporation (k)
Holiday Pacific, LLC (k)
Holiday Pacific Partners, LP (k)
Hotel InterContinental London (Holdings) Limited (n)
Hotel Inter-Continental London Limited (n)
Hoteles Y Turismo HIH SRL (n)
IC Hotelbetriebsführungs GmbH (ae)
IC Hotels Management (Portugal) Unipessoal, Lda (af)
IC International Hotels Limited Liability Company (ag)
IHC Arabia for Management, LLC (u)

IHC Buckhead, LLC (ci)
IHC Hopkins (Holdings) Corp. (k)
IHC Hotel Limited (n)
IHC Inter-Continental (Holdings) Corp. (k)
IHC London (Holdings) (n)
IHC May Fair (Holdings) Limited (cb)
IHC May Fair Hotel Limited (n)
IHC M-H (Holdings) Corp. (k)
IHC Overseas (U.K.) Limited (n)
IHC United States (Holdings) Corp. (b) (k)
IHC Willard (Holdings) Corp. (k)
IHG (Marseille) SAS (x)
IHG (Myanmar) Limited (ah)
IHG (Thailand) Limited (bu)
IHG Amsterdam Management BV (p)
IHG Bangkok Ltd. (v)
IHG Brasil Administracao de Hoteis e Servicos Ltd (ak)
IHG Commissions Services SRL (co)
IHG de Argentina SA (al)
IHG ECS (Barbados) SRL (co)
IHG Franchising Brasil Ltda. (bd)
IHG Franchising DR Corporation (k)
IHG Franchising, LLC (k)
IHG Hotels (New Zealand) Limited (an)
IHG Hotels Limited (n)
IHG Hotels Management (Australia)
Pty Limited (b) (aa)
IHG Hotels Nigeria Limited (ao)
IHG Hotels South Africa (Pty) Limited (ap)
IHG International Partnership (n)
IHG Istanbul Otel Yönetim Limited Sirketi (bx)
IHG Japan (Management), LLC (ar)
IHG Japan (Osaka), LLC (ar)
IHG Management (Maryland), LLC (as)
IHG Management (Netherlands ) B.V. (p)
IHG Management d.o.o. Beograd (cc)
IHG Management MD Barclay Sub, LLC (cj)
IHG Management SL d.o.o. (bo)
IHG Mexico Operaciones SA de CV (ab)
IHG Middle East Management Consultancies LLC (br)
IHG Peru SRL (cf)
IHG PS Nominees Limited (n)
IHG Sermex SA de CV (ab)
IHG Systems Pty Ltd. (b) (aa)
IHG Szalloda Budapest Szolgaltato Kft. (at)
IHG Technology Solutions, LLC (k)
InterContinental Berlin Service Company GmbH (au)
InterContinental (Branston) 1 Limited (c) (cy)
InterContinental (PB) 1 (n)
InterContinental (PB) 3 Limited (n)
Intercontinental D.C. Operating Corp. (k)
Inter-Continental Florida Investment Corp. (k)
Inter-Continental Florida Partner Corp. (k)
InterContinental Gestion Hotelera SLU (by)
Intercontinental Hospitality Corporation (k)
InterContinental Hotel Berlin GmbH (au)
Inter-Continental Hoteleira Limitada (aw)
Inter-Continental Hotels (Montreal) Operating Corp. (ax)
Inter-Continental Hotels (Montreal) Owning Corp. (ax)
InterContinental Hotels (Puerto Rico) Inc. (az)
Inter-Continental Hotels (Singapore) Pte. Ltd. (ai)
Inter-Continental Hotels Corporation (k)
Intercontinental Hotels Corporation de Venezuela C.A. (ba)
Intercontinental Hotels Corporation Limited (b) (m)
InterContinental Hotels Group (Asia Pacific) Pte Ltd. (ai)
InterContinental Hotels Group (Australia) Pty Limited (aa)

InterContinental Hotels Group (Canada) Inc. (o)
InterContinental Hotels Group (España) SAU (by)
InterContinental Hotels Group (Greater China) Limited (ac)
InterContinental Hotels Group (India) Pvt. Ltd. (aq)
InterContinental Hotels Group (Japan) Inc. (l)
InterContinental Hotels Group (New Zealand) Limited (an)
InterContinental Hotels Group (Shanghai) Ltd. (bb)
InterContinental Hotels Group (Vietnam) Company Limited (q)
InterContinental Hotels Group Customer Services Limited (n)
InterContinental Hotels Group do Brasil Limitada (bc)
InterContinental Hotels Group Healthcare Trustee Limited (n)
InterContinental Hotels Group Operating Corp. (e) (k)
InterContinental Hotels Group Resources, LLC (b) (k)
InterContinental Hotels Group Services Company (n)
InterContinental Hotels Italia, S.r.L. (be)
InterContinental Hotels Limited (a) (n)
InterContinental Hotels Management GmbH (bf)
InterContinental Hotels Management Montenegro d.o.o. (ce)
InterContinental Hotels Nevada Corporation (ck)
InterContinental Hotels of San Francisco Inc. (k)
Intercontinental IOHC (Mauritius) Limited (bg)
InterContinental Management AM, LLC (cm)
InterContinental Management Bulgaria EOOD (bp)
InterContinental Management France SAS (x)
InterContinental Management Poland sp. Z.o.o (cn)
InterContinental Overseas Holdings, LLC (k)
KG Benefits, LLC (aj)
KG Gift Card Inc. (aj)
KG Liability, LLC (k)
KG Technology, LLC (k)
KHRG 851, LLC (k)
KHRG Aertson, LLC (k)
KHRG Allegro, LLC (k)
KHRG Argyle, LLC (k)
KHRG Atlanta Midtown, LLC (k)
KHRG Austin Beverage Company, LLC (k)
KHRG Baltimore, LLC (k)
KHRG Born, LLC (k)
KHRG Boston Hotel, LLC (k)
KHRG Bozeman, LLC (k)
KHRG Buckhead, LLC (k)
KHRG Canary, LLC (k)
KHRG Cayman, LLC (k)
KHRG Cayman Employer Ltd. (k)
KHRG Dallas, LLC (k)
KHRG Dallas Beverage Company, LLC (k)
KHRG Employer, LLC (k)
KHRG Charlottesville LLC (k)
KHRG Goleta, LLC (k)
KHRG Gray, LLC (k)
KHRG Gray U2, LLC (k)
KHRG Huntington Beach, LLC (k)
KHRG Key West, LLC (k)
KHRG King Street, LLC (k)
KHRG La Peer, LLC (k)
KHRG Miami Beach, LLC (k)
KHRG Muse, LLC (k)
KHRG New Orleans, LLC (k)
KHRG NPC, LLC (k)
KHRG Palladian, LLC (k)
KHRG Palomar Phoenix, LLC (k)
KHRG Philly Monaco, LLC (k)
KHRG Pittsburgh, LLC (k)
KHRG Porsche Drive, LLC (k)
KHRG Reynolds, LLC (k)

Fully owned subsidiaries continued
KHRG Riverplace, LLC (k)
KHRG Sacramento, LLC (k)
KHRG Schofield, LLC (k)
KHRG SFD, LLC (k)
KHRG SF Wharf, LLC (k)
KHRG SF Wharf U2, LLC (k)
KHRG South Beach, LLC (k)
KHRG State Street, LLC (k)
KHRG Sutter, LLC (k)
KHRG Sutter Union, LLC (k)
KHRG Taconic, LLC (k)
KHRG Tariff, LLC (k)
KHRG Texas Hospitality, LLC (k)
KHRG Texas Operations, LLC (k)
KHRG Tryon, LLC (k)
KHRG Vero Beach, LLC (k)
KHRG Vintage Park, LLC (k)
KHRG VZ Austin, LLC (k)
KHRG Wabash, LLC (k)
KHRG Westwood, LLC (k)
KHRG Wilshire, LLC (k)
Kimpton Hollywood Licenses, LLC (k)
Kimpton Hotel & Restaurant Group, LLC (k)
Kimpton Hotel Frankfurt GmbH (bf)
Kimpton Phoenix Licenses Holdings, LLC (k)
Louisiana Acquisitions Corp. (k)
Luxury Resorts and Spas (France) SAS (ct)
Manchester Oxford Street Hotel OpCo Limited (n)
Mercer Fairview Holdings, LLC (k)
Met Leeds Hotel OpCo Limited (n)
MH Lodging, LLC (k)
Oxford Spires Hotel OpCo Limited (n)
Oxford Thames Hotel OpCo Limited (n)
PML Services, LLC (as)
Pollstrong Limited (n)
Powell Pine, Inc. (k)
Priscilla Holiday of Texas, Inc. (cl)
PT Regent Indonesia (bh)
PT SC Hotels & Resorts Indonesia (bh)
Raison d’Etre Holdings (BVI) Limited (v)
Raison d’Etre Services (BVI) Limited (v)
Raison d’Etre Spas, Sweden AB (db)
Regent Asia Pacific Hotel Management Ltd. (bw)
Regent Asia Pacific Management Ltd. (cp)
Regent Berlin GmbH (cq)
Regent International Hotels Ltd (bw)
Resort Services International (Cayo Largo) L.P. (ci)
Roxburghe Hotel Edinburgh OpCo Limited (n)
Russell London Hotel OpCo Limited (n)
SBS Maryland Beverage Company, LLC (as)
SC Hotels International Services, Inc. (k)
SC Leisure Group Limited (n)
SC NAS 2 Limited (n)
SC Quest Limited (n)
SC Reservations (Philippines) Inc. (l)
SCH Insurance Company (bi)
Semiramis for training of Hotel Personnel and Hotels Management SAE (ch)
SF MH Acquisition, LLC (k)
Six Continents Holdings Limited (n)
Six Continents Hotels de Colombia SA (bj)
Six Continents Hotels International Limited (n)
Six Continents Hotels, Inc. (k)
Six Continents International Holdings B.V. (p)
Six Continents Investments Limited (f) (n)
Six Continents Limited (n)
Six Continents Overseas Holdings Limited (n)
Six Continents Restaurants Limited (cy)
SixCo North America, Inc (w)
Six Senses Americas IP, LLC (k)
Six Senses North America Management, LLC (k)
SLC Sustainable Luxury Cyprus Limited (cs)
SPHC Management Ltd. (bq)
St David’s Cardiff Hotel OpCo Limited (n)
Sustainable Luxury Holdings (BVI) Limited (v)
Sustainable Luxury Lanka Pvt. Ltd (cv)

Sustainable Luxury Maldives Private Limited (cw)
Sustainable Luxury Mauritius Limited (cx)
Sustainable Luxury Services (BVI) Limited (v)
Sustainable Luxury Singapore Private Limited (ai)
Sustainable Luxury UK Limited (n)
The Grand Central Hotel Glasgow Limited (n)
The Met Hotel Leeds Limited (n)
The Principal Edinburgh George Street Limited (n)
The Principal London Limited (n)
The Principal Manchester Limited (n)
The Principal York Limited (n)
The Roxburghe Hotel Edinburgh Limited (s)
White Shield Company Limited (bk)
Wotton House Hotel OpCo Limited (n)
WY BLL Owner, LLC (k)
York Station Road Hotel OpCo Limited (n)

Subsidiaries where the effective interest is less than 100%
IHG ANA Hotels Group Japan LLC (74.66%) (ar)
IHG ANA Hotels Holdings Co., Ltd. (66%) (ar)
Regent Hospitality Worldwide, Inc. (51%) (bt)
Sustainable Luxury Holding (Thailand) Limited (49%) (c) (j) (cu)
Sustainable Luxury Hospitality (Thailand) Limited (73.99%) (c) (j) (cu)
Sustainable Luxury Management (Thailand) Limited (73.99%) (c) (j) (cu)
Sustainable Luxury Operations (Thailand) Ltd. (99.99%) (j) (cu)
Universal de Hoteles SA (99.99%) (j) (bj)
World Trade Centre Montreal Hotel Corporation (74.11%) (bl)

Key
(a)	Directly owned by InterContinental Hotels Group PLC
(b)	Ordinary shares and preference shares
(c)	Ordinary A and ordinary B shares
(d)	8% cumulative preference shares
(e)	1 ⁄ 4 vote ordinary shares and ordinary shares
(f)	Ordinary shares, 5% cumulative preference shares and 7% cumulative preference shares
(g)	The entities do not have share capital and are governed by an operating agreement
(h)	Accounted for as associates and joint ventures due to IHG’s decision-making rights contained in the partnership agreement
(i)	Accounted for as an other financial asset due to IHG being unable to exercise significant influence over the financial and operating policy decisions of the entity
(j)	Minority interest relates to one or more individual shareholders who are employed or were previously employed by the entity

Registered addresses
(k)	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
(l)	205 Powell Place, 37027 Brentwood, TN 37027, USA
(m)	Clarendon House, 2 Church Street, Hamilton HM11, Bermuda
(n)
Broadwater Park, Denham,
Buckinghamhamshire, UB9 5RH, UK
– on 1 January 2023 all entities with this
corresponding mailing address changed
address to 1 Windsor Dials, Arthur Road,
Windsor, Berkshire, SL4 1RS, UK

(o)	333 Bay Street, Suite 400, Toronto M5H 2R2, Ontario, Canada
(p)	Kingsfordweg 151, 1043 GR Amsterdam, The Netherlands
(q)	Room No. 38, Floor 16, Saigon Tower Building, No. 29 Le Duan Street, Ben Nghe Ward, District I, Ho Chi Minh City, Vietnam
(r)	The Corporation Trust Centre, 1209 Orange Street, Wilmington, DE 19801, USA
(s)	Caledonian Exchange, 19a Canning Street, Edinburgh, EH3 8HE, UK
(t)	Building 4, No 13 Xiao Gang Zhong Ma Road, Z huhai District, Guangzhou, Guangdong, P.R. China
(u)	Level 6, Akaria Plaza, North Wing, Gate D, Olaya Street, PO Box 93228, Riyadh 1148, Saudi Arabia
(v)	Flemming House, Wickhams Cay, P.O. Box 662, Road Town, Tortola VG1110, British Virgin Islands
(w)	Wilmington Trust SP Services, Inc. 1105 North Market Street, Suite 1300, Wilmington, DE 19801, USA
(x)	31-33 rue Mogador, 75009 Paris, France
(y)	Bucharest 011015, 1st District, 50-52 Buzesti St, 83 module, 11 floor, Romania
(z)	230 J E Irausquin Boulevard, 11025 Palm Beach, Aruba
(aa)	Level 11, 20 Bond Street, Sydney NSW 2000, Australia
(ab)	Ontario # 1050, Col. Providencia, Guadalajara, Jalisco CP44630, Mexico
(ac)	5/F, Manulife Place, 348 Kwung Tong Road, Kowloon, Hong Kong
(ad)	Rond-Point Robert Schuman 11, 1040 Brussels, Belgium
(ae)	QBC 4 – Am Belvedere 4, 1100, Vienna, Austria
(af)	Avenida da Republica, no 52 – 9, 1069 – 211, Lisbon, Portugal
(ag)	Room 60, Section 11 Floor 3 Premises I, Building 1, House 125, Varshavskoye shosse Str, Vn.Ter.G. Municipal District Severnoye Chertanovo, Moscow City, 117587, Russia
(ah)	No. 84, Pan Haliain Street, Unit #1, Level 8, Uniteam Marine Office Building, Sanchuang Township, Yangon, Myanmar
(ai)	230 Victoria Street, #13-00 Bugis Junction Towers, 188024, Singapore
(aj)	4640 Admiralty Way, 5th Floor, Marina del Rey, CA 90292, USA
(ak)	Alameda Jau 536, Suite 3S-E, 01420-000 Sao Paulo, Brasil
(al)	Avenida Cordoba 1547, piso 8, oficina A, 1055 Buenos Aires, Argentina
(am)	The Phoenix Centre, George Street, Belleville St. Michael, Barbados
(an)	Level 10, 55 Shortland Street, Auckland Central, Auckland 1010, New Zealand
(ao)	1, Murtala Muhammed Drive, Ikoyi, Lagos, Nigeria
(ap)	Central Office Park Unit 4, 257 Jean Avenue, Centurion 0157, South Africa

(aq)	11th Floor, Building No. 10, Tower C, DLF Phase-II, DLF Cyber City, Gurgaon, Haryana-122002, India
(ar)	20th Floor, Toranomon Kotoshira Tower, 2-8, Toranomon 1-chom, Minato-ku, 105-0001, Tokyo, Japan
(as)	2 Wisconsin Circle #700, Chevy Chase, MD, 20815, USA
(at)	1052 Budapest, Apáczai Csere Jánus u. 12-14A, Hungary
(au)	Budapester Str. 2, 10787 Berlin, Germany
(av)	Grevgatan 13, 11453 Stockholm, Sweden
(aw)	Alameda Jau 536, Suite 3S-E, 01420-000 São Paulo, Brazil
(ax)	1980 Pérodeau Street, Vaudreuil-Dorion, J7V 8P7, Quebec, Canada
(ay)	168 Robinson Road, #16-01 SIF Building, 068899, Singapore
(az)	361 San Francisco Street Penthouse, San Juan, PR 00901, Puerto Rico
(ba)	Hotel Tamanaco Inter-Continental, Final Av. Ppal, Mercedes, Caracas, Venezuela
(bb)	22nd Floor, Citigroup Tower, No. 33 Huayanshiqiao Road, Pudong, 200120, Shanghai, P.R. China
(bc)	Alameda Jau 536, Suite 3S-C, 01420-000 São Paulo, Brazil
(bd)	Alameda Jau 536, Suite 3S-D, 01420-000 São Paulo, Brazil
(be)	Viale Monte Nero n.84, 20135 Milano, Italy
(bf)	Thurn-und-Taxis-Platz 6 – 60313 Frankfurt am Main, Germany
(bg)	Juris Tax Services Ltd. Level 12, NeX Teracom Tower II, Ebene, Mauritius
(bh)	Menara Imperium 22nd Floor, Suite D, JI. HR. Rasuna Said Kav.1, Guntur Sub-district, Setiabudi District, South Jakarta 12980, Indonesia
(bi)	Primmer Piper Eggleston & Cramer PC, 30 Main St., Suite 500, P.O. Box 1489, Burlington, VT 05402-1489, USA
(bj)	Calle 49, Sur 45 A 300, Oficina 1102, 055422 Envigado, Antioquia, Colombia
(bk)	21 Engineer Lane, Gibraltar, GX11 1AA, Gibraltar
(bl)	Suite 2500, 1000 de La Gauchetiere St. West, Montreal C H3B OA2, Canada
(bm)	Room 311, Building 1, No. 6 East Wen Hua Yuan Road, Beijing Economy and Technology Development Zone, Beijing, P.R. China
(bn)	Room N306, 3rd Floor, Building 6, Binhai Financial Street, No. 52 West Xincheng Road, Tianjin Economy and Technology Development Zone, Tianjin, P.R. China
(bo)	Cesta v Mestni log 1, 1000 Ljubljana, Slovenia
(bp)	37A Professor Fridtjof Nansen Street, 5th Floor, District Sredets, Sofia, 1142, Bulgaria
(bq)	C/o Holiday Inn & Suites, Cnr Waigani Drive & Wards Road, Port Moresby, National Capital District, Papua New Guinea
(br)	Suite 2201, Festival Tower, Dubai Festival City, Al Rebbat St., P.O. Box 58191, Dubai, United Arab Emirates
(bs)	Madinah Road, Jeddah, P.O Box 9456, Post Code 21413, Jeddah, Saudi Arabia
(bt)	Maples Corporate Services Ltd. – PO Box 309, Ugland House, Grand Cayman – KY-1104, Cayman Islands
(bu)	971, 973 Ploenchit Road, Lumpini, Pathumwan, Bangkok 10330, Thailand
(bv)	Room R316, 3rd Floor, Building 6, Binhai Financial Street, No. 52 West Xincheng Road, Tianjin Economy and Technology Development Zone, Tianjin, P.R. China

(bw)	14th Floor, South China Building, 1-3 Wyndham Street, Hong Kong, SAR
(bx)	Eski Büyükdere Cd. Park Plaza No:14 K:4 Maslak – Sarıyer, 34398, Istanbul, Turkey
(by)	Paseo de Recoletos 37 – 41, 28004 Madrid, Spain
(bz)	B-11515 Bhikaj Cama Place, New Delhi, South Delhi, 110066 India
(ca)	Carr Hospitality, LLC, 1455 Pennsylvania Avenue, NW, Suite 100, Washington, DC 20004, USA
(cb)	Two Snowhill, Snow Hill, Queensway, Birmingham, B4 6GA, UK
(cc)	Krunska 73, Beograd, 11000, Serbia
(cd)	Moreno 809 2 Piso, C1091AAQ Buenos Aires, Argentina
(ce)	Bulevar Svetog Petra Cetinjskog 149 – 81000 Podgorica, Montenegro
(cf)	Bernard Monteagudo 201, 15076, Lima, Peru
(cg)	Avenida Ejercito Nacional Mexicano No. 769, Torre B Piso 8, Granada, Miguel Hidalgo, Ciudad de Mexico, CP 11520, Mexico
(ch)	Ground Floor, Al Kamel Law Building, Plot 52-b, Banks Area, Six of October City, Egypt
(ci)	2985 Gordy Parkway, 1st Floor, Marietta, GA 30066, USA
(cj)	600 Mamaroneck Avenue #400, 10528 Harrison, NY 10528, USA
(ck)	8275 South Eastern Avenue #200, Las Vegas, NV 89123, USA
(cl)	5444 Westheimer #1000, Houston, TX 77056, USA
(cm)	23/6 D, Anhaght Str., Yerevan, 0069, Armenia
(cn)	Generation Park Z – ul. Towarowa 28, 00-839 Warsaw, Poland
(co)	Suite 1, Ground Floor, The Financial Services Centre, Bishops Court Hill, St. Michael, BB14004, Barbados
(cp)	Brumby Centre, Lot 42, Jalan Muhibbah, 87000 Labuan F.T., Malaysia
(cq)	Charlottenstrasse 49, 10117 Berlin, Germany
(cr)	C/O BDO LLP, 4 Atlantic Quay, 70 York Street, Glasgow, G2 8JX, UK
(cs)	ATS Services Limited, Capital Center, 9th Floor, 2-4 Arch, Makarios III Ave., 1065 Nicosia, Cyprus
(ct)	95 Blvd. Berthier, 75017 Paris, France
(cu)	57, 9th Floor, Park Ventures Ecoplex, Unit 902-904, Wireless Road, Limpini, Pathum Wan Bangkok 103330, Thailand
(cv)	Shop No. L3-6, Amity Building, No. 125, High Level Road, Maharagama, Colombo, Sri Lanka
(cw)	Premier Chambers, M. Lux Lodge, 1st Floor, Orchid Magu, Male, Republic of Maldives
(cx)	Venture Corporate Services (Mauritius) Ltd, Level 3, Tower 1, Nexteracom Towers, Cybercity, Ebene, Mauritius
(cy)	5 Temple Square, Temple Street, Liverpool, L2 5RH, UK
(cz)	1st Floor, No. 68, Zhupan Road, Zhuqiao Town, Pudong New Area, Shanghai, P.R. China
(da)	251 Little Falls Drive, Suite 400, Wilmington, New Castle County, DE 19808, USA

Summary of Investment in Associates

Associates, joint ventures and other
111 East 48th Street Holdings LLC (19.9%) (g) (h) (k)
Alkoer, Sociedad de Responsabilidad Limitada de Capital Variable (50%) (h) (cg)
Beijing Orient Express Hotel Co., Ltd. (16.25%) (bm)
Blue Blood (Tianjin) Equity Investment Management Co., Limited (30.05%) (bn)
Carr Clark SWW Subventure, LLC (26.67%) (g) (ca)
Carr Waterfront Hotel, LLC (11.46%) (g) (h) (ca)
China Hotel Investment Limited (30.05%) (i) (am)
Desarrollo Alkoer Irapuato S. de R.L. de C.V. (50%) (cg)
Desarrollo Alkoer Saltillo S. de R.L. de C.V. (50%) (cg)
Desarrollo Alkoer Silao S. de R.L. de C.V. (50%) (cg)
EDG Alpharetta EH, LLC (0%) (d) (h) (r)
Gestion Hotelera Gestel, C.A. (50%) (c) (h) (ba)
Groups360, LLC (10.60%) (h) (da)
Inter-Continental Hotels Saudi Arabia Limited (40%) (bs)
NF III Seattle, LLC (25%) (g) (r)
NF III Seattle Op Co, LLC (25%) (g) (r)
Nuevas Fronteras S.A. (23.66%) (cd)
President Hotel & Tower Co Ltd. (30%) (bu)
Shanghai Yuhuan Industrial Development Co., Ltd. (1%) (da)
Sustainable Luxury Gravity Global Private Limited (51%) (h) (bz)
SURF-Samui Pte. Ltd. (49%) (ay)
Tianjin ICBCI IHG Equity Investment Fund Management Co., Limited (21.04%) (bv)

Key
(a)	Directly owned by InterContinental Hotels Group PLC
(b)	Ordinary shares and preference shares
(c)	Ordinary A and ordinary B shares
(d)	8% cumulative preference shares
(e)	1 ⁄ 4 vote ordinary shares and ordinary shares
(f)	Ordinary shares, 5% cumulative preference shares and 7% cumulative preference shares
(g)	The entities do not have share capital and are governed by an operating agreement
(h)	Accounted for as associates and joint ventures due to IHG’s decision-making rights contained in the partnership agreement
(i)	Accounted for as an other financial asset due to IHG being unable to exercise significant influence over the financial and operating policy decisions of the entity
(j)	Minority interest relates to one or more individual shareholders who are employed or were previously employed by the entity

Registered addresses
(k)	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
(l)	205 Powell Place, 37027 Brentwood, TN 37027, USA
(m)	Clarendon House, 2 Church Street, Hamilton HM11, Bermuda
(n)
Broadwater Park, Denham,
Buckinghamhamshire, UB9 5RH, UK
– on 1 January 2023 all entities with this
corresponding mailing address changed
address to 1 Windsor Dials, Arthur Road,
Windsor, Berkshire, SL4 1RS, UK

(o)	333 Bay Street, Suite 400, Toronto M5H 2R2, Ontario, Canada
(p)	Kingsfordweg 151, 1043 GR Amsterdam, The Netherlands
(q)	Room No. 38, Floor 16, Saigon Tower Building, No. 29 Le Duan Street, Ben Nghe Ward, District I, Ho Chi Minh City, Vietnam
(r)	The Corporation Trust Centre, 1209 Orange Street, Wilmington, DE 19801, USA
(s)	Caledonian Exchange, 19a Canning Street, Edinburgh, EH3 8HE, UK
(t)	Building 4, No 13 Xiao Gang Zhong Ma Road, Z huhai District, Guangzhou, Guangdong, P.R. China
(u)	Level 6, Akaria Plaza, North Wing, Gate D, Olaya Street, PO Box 93228, Riyadh 1148, Saudi Arabia
(v)	Flemming House, Wickhams Cay, P.O. Box 662, Road Town, Tortola VG1110, British Virgin Islands
(w)	Wilmington Trust SP Services, Inc. 1105 North Market Street, Suite 1300, Wilmington, DE 19801, USA
(x)	31-33 rue Mogador, 75009 Paris, France
(y)	Bucharest 011015, 1st District, 50-52 Buzesti St, 83 module, 11 floor, Romania
(z)	230 J E Irausquin Boulevard, 11025 Palm Beach, Aruba
(aa)	Level 11, 20 Bond Street, Sydney NSW 2000, Australia
(ab)	Ontario # 1050, Col. Providencia, Guadalajara, Jalisco CP44630, Mexico
(ac)	5/F, Manulife Place, 348 Kwung Tong Road, Kowloon, Hong Kong
(ad)	Rond-Point Robert Schuman 11, 1040 Brussels, Belgium
(ae)	QBC 4 – Am Belvedere 4, 1100, Vienna, Austria
(af)	Avenida da Republica, no 52 – 9, 1069 – 211, Lisbon, Portugal
(ag)	Room 60, Section 11 Floor 3 Premises I, Building 1, House 125, Varshavskoye shosse Str, Vn.Ter.G. Municipal District Severnoye Chertanovo, Moscow City, 117587, Russia
(ah)	No. 84, Pan Haliain Street, Unit #1, Level 8, Uniteam Marine Office Building, Sanchuang Township, Yangon, Myanmar
(ai)	230 Victoria Street, #13-00 Bugis Junction Towers, 188024, Singapore
(aj)	4640 Admiralty Way, 5th Floor, Marina del Rey, CA 90292, USA
(ak)	Alameda Jau 536, Suite 3S-E, 01420-000 Sao Paulo, Brasil
(al)	Avenida Cordoba 1547, piso 8, oficina A, 1055 Buenos Aires, Argentina
(am)	The Phoenix Centre, George Street, Belleville St. Michael, Barbados
(an)	Level 10, 55 Shortland Street, Auckland Central, Auckland 1010, New Zealand
(ao)	1, Murtala Muhammed Drive, Ikoyi, Lagos, Nigeria
(ap)	Central Office Park Unit 4, 257 Jean Avenue, Centurion 0157, South Africa

(aq)	11th Floor, Building No. 10, Tower C, DLF Phase-II, DLF Cyber City, Gurgaon, Haryana-122002, India
(ar)	20th Floor, Toranomon Kotoshira Tower, 2-8, Toranomon 1-chom, Minato-ku, 105-0001, Tokyo, Japan
(as)	2 Wisconsin Circle #700, Chevy Chase, MD, 20815, USA
(at)	1052 Budapest, Apáczai Csere Jánus u. 12-14A, Hungary
(au)	Budapester Str. 2, 10787 Berlin, Germany
(av)	Grevgatan 13, 11453 Stockholm, Sweden
(aw)	Alameda Jau 536, Suite 3S-E, 01420-000 São Paulo, Brazil
(ax)	1980 Pérodeau Street, Vaudreuil-Dorion, J7V 8P7, Quebec, Canada
(ay)	168 Robinson Road, #16-01 SIF Building, 068899, Singapore
(az)	361 San Francisco Street Penthouse, San Juan, PR 00901, Puerto Rico
(ba)	Hotel Tamanaco Inter-Continental, Final Av. Ppal, Mercedes, Caracas, Venezuela
(bb)	22nd Floor, Citigroup Tower, No. 33 Huayanshiqiao Road, Pudong, 200120, Shanghai, P.R. China
(bc)	Alameda Jau 536, Suite 3S-C, 01420-000 São Paulo, Brazil
(bd)	Alameda Jau 536, Suite 3S-D, 01420-000 São Paulo, Brazil
(be)	Viale Monte Nero n.84, 20135 Milano, Italy
(bf)	Thurn-und-Taxis-Platz 6 – 60313 Frankfurt am Main, Germany
(bg)	Juris Tax Services Ltd. Level 12, NeX Teracom Tower II, Ebene, Mauritius
(bh)	Menara Imperium 22nd Floor, Suite D, JI. HR. Rasuna Said Kav.1, Guntur Sub-district, Setiabudi District, South Jakarta 12980, Indonesia
(bi)	Primmer Piper Eggleston & Cramer PC, 30 Main St., Suite 500, P.O. Box 1489, Burlington, VT 05402-1489, USA
(bj)	Calle 49, Sur 45 A 300, Oficina 1102, 055422 Envigado, Antioquia, Colombia
(bk)	21 Engineer Lane, Gibraltar, GX11 1AA, Gibraltar
(bl)	Suite 2500, 1000 de La Gauchetiere St. West, Montreal C H3B OA2, Canada
(bm)	Room 311, Building 1, No. 6 East Wen Hua Yuan Road, Beijing Economy and Technology Development Zone, Beijing, P.R. China
(bn)	Room N306, 3rd Floor, Building 6, Binhai Financial Street, No. 52 West Xincheng Road, Tianjin Economy and Technology Development Zone, Tianjin, P.R. China
(bo)	Cesta v Mestni log 1, 1000 Ljubljana, Slovenia
(bp)	37A Professor Fridtjof Nansen Street, 5th Floor, District Sredets, Sofia, 1142, Bulgaria
(bq)	C/o Holiday Inn & Suites, Cnr Waigani Drive & Wards Road, Port Moresby, National Capital District, Papua New Guinea
(br)	Suite 2201, Festival Tower, Dubai Festival City, Al Rebbat St., P.O. Box 58191, Dubai, United Arab Emirates
(bs)	Madinah Road, Jeddah, P.O Box 9456, Post Code 21413, Jeddah, Saudi Arabia
(bt)	Maples Corporate Services Ltd. – PO Box 309, Ugland House, Grand Cayman – KY-1104, Cayman Islands
(bu)	971, 973 Ploenchit Road, Lumpini, Pathumwan, Bangkok 10330, Thailand
(bv)	Room R316, 3rd Floor, Building 6, Binhai Financial Street, No. 52 West Xincheng Road, Tianjin Economy and Technology Development Zone, Tianjin, P.R. China

(bw)	14th Floor, South China Building, 1-3 Wyndham Street, Hong Kong, SAR
(bx)	Eski Büyükdere Cd. Park Plaza No:14 K:4 Maslak – Sarıyer, 34398, Istanbul, Turkey
(by)	Paseo de Recoletos 37 – 41, 28004 Madrid, Spain
(bz)	B-11515 Bhikaj Cama Place, New Delhi, South Delhi, 110066 India
(ca)	Carr Hospitality, LLC, 1455 Pennsylvania Avenue, NW, Suite 100, Washington, DC 20004, USA
(cb)	Two Snowhill, Snow Hill, Queensway, Birmingham, B4 6GA, UK
(cc)	Krunska 73, Beograd, 11000, Serbia
(cd)	Moreno 809 2 Piso, C1091AAQ Buenos Aires, Argentina
(ce)	Bulevar Svetog Petra Cetinjskog 149 – 81000 Podgorica, Montenegro
(cf)	Bernard Monteagudo 201, 15076, Lima, Peru
(cg)	Avenida Ejercito Nacional Mexicano No. 769, Torre B Piso 8, Granada, Miguel Hidalgo, Ciudad de Mexico, CP 11520, Mexico
(ch)	Ground Floor, Al Kamel Law Building, Plot 52-b, Banks Area, Six of October City, Egypt
(ci)	2985 Gordy Parkway, 1st Floor, Marietta, GA 30066, USA
(cj)	600 Mamaroneck Avenue #400, 10528 Harrison, NY 10528, USA
(ck)	8275 South Eastern Avenue #200, Las Vegas, NV 89123, USA
(cl)	5444 Westheimer #1000, Houston, TX 77056, USA
(cm)	23/6 D, Anhaght Str., Yerevan, 0069, Armenia
(cn)	Generation Park Z – ul. Towarowa 28, 00-839 Warsaw, Poland
(co)	Suite 1, Ground Floor, The Financial Services Centre, Bishops Court Hill, St. Michael, BB14004, Barbados
(cp)	Brumby Centre, Lot 42, Jalan Muhibbah, 87000 Labuan F.T., Malaysia
(cq)	Charlottenstrasse 49, 10117 Berlin, Germany
(cr)	C/O BDO LLP, 4 Atlantic Quay, 70 York Street, Glasgow, G2 8JX, UK
(cs)	ATS Services Limited, Capital Center, 9th Floor, 2-4 Arch, Makarios III Ave., 1065 Nicosia, Cyprus
(ct)	95 Blvd. Berthier, 75017 Paris, France
(cu)	57, 9th Floor, Park Ventures Ecoplex, Unit 902-904, Wireless Road, Limpini, Pathum Wan Bangkok 103330, Thailand
(cv)	Shop No. L3-6, Amity Building, No. 125, High Level Road, Maharagama, Colombo, Sri Lanka
(cw)	Premier Chambers, M. Lux Lodge, 1st Floor, Orchid Magu, Male, Republic of Maldives
(cx)	Venture Corporate Services (Mauritius) Ltd, Level 3, Tower 1, Nexteracom Towers, Cybercity, Ebene, Mauritius
(cy)	5 Temple Square, Temple Street, Liverpool, L2 5RH, UK
(cz)	1st Floor, No. 68, Zhupan Road, Zhuqiao Town, Pudong New Area, Shanghai, P.R. China
(da)	251 Little Falls Drive, Suite 400, Wilmington, New Castle County, DE 19808, USA